Exception Level
Run Date - 2/20/2023
Recovco Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXXXXXX	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXXXX	Rider to note is unsigned	* Rider to note is unsigned (Lvl R)	The loan did not contain a Default Interest Rider for the Note.		The client provided signed Note addendums.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXXX	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Per the guidelines, section XX, the amount of title insurance coverage must at least equal the original principle of the mortgage. The loan amount is $XXX,XXX, and the title insurance was for $XXX,XXX, which is a difference of $XXXX.	DSCR ratio of XXXX exceeds the minimum requirement of 1.0 by XXXX points.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XX% LTV is below the maximum XX% LTV by X%.
												The client provided corrected title commitment.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXXX	XXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXXXX	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note, page XXX was not executed by the borrower.		The client provided signed note.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXXX	XXXXXX	XXXXXX	Valuation	ValuationWaterfall	Waived	2: Acceptable with Warnings	XXXXXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 2)	Original Appraisal Value $XXX,XXX not supported by AVM $XXX,XXXor BPO $XXX,XXX or X Point reconciliation $XXX,XXX. Lender used the lower reconciliation value of $XXX,XXX to close the loan and calculate the LTV.	Lender used the lower reconciliation value of $XXX,XXX to close the loan and calculate the LTV.	XX/XX/XXXX Client response: Valuation Exception waived	XX/XX/XXXX Client Waiver Applied	XX/XX/XXXX Client Waiver Applied
XXXXXXXXXX	XXXXXX	XXXXXX	Credit	Guidelines	Waived	2: Acceptable with Warnings	XXXXXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section XX.X Investor X, minimum equity requires a minimum of $XX,XXX equity. The loan amount is $XXX,XXX the appraised value is $XXX,XXX, leaving $XX,XXX in equity.	DSCR ratio of XXXX exceeds the minimum requirement of 1.0 by XXXX points.
$XX,XXX reserves exceed the minimum required of $X,XXX exceeds the minimum by XX months over the required minimum.
XXX Representative credit score exceeds the minimum required credit score of XX by XX Points.
											XXXX mortgage history for XX months.	XX/XX/XXXX Client response: Credit Exception has been waived by XXXX	XX/XX/XXXX Client Wavier Applied	XX/XX/XXXX Client Wavier Applied